Principles of Consolidation, Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation, Organization and Nature of Operations

1. Principles of Consolidation, Organization and Nature of Operations

Real Goods Solar, Inc. (“RGS” or the “Company”) is in the solar energy systems business as (i) the manufacturer of POWERHOUSE™ 3.0 in-roof solar shingles under a license agreement with Dow Global Technologies LLC (“Dow”) and (ii) a residential and commercial solar energy engineering, procurement, and construction firm (“EPC”).

The consolidated financial statements include the accounts of RGS and its wholly-owned subsidiaries. RGS has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP, which include the Company’s accounts and those of its subsidiaries. Intercompany transactions and balances have been eliminated. The Company has included the results of operations of acquired companies from the effective date of acquisition.

POWERHOUSE™ License Agreement

A material significant event occurred on September 29, 2017 (the “Effective Date”), when the Company executed an exclusive domestic and international world-wide Technology License Agreement (the “License”) with Dow for its POWERHOUSE™ in-roof solar shingle. The License allows RGS to market the POWERHOUSE™ 3.0 product using the Dow name, and under the terms of the License agreed to a license fee of $3 million. The license fee was comprised of two payments; the first $1 million was paid in connection with the Effective Date of the License in 2017 and the remaining $2 million was paid in 2018 in connection with receiving UL certification. The License requires the Company to commercialize and sell a minimum of 50 megawatts of solar within 5-years of the Effective Date to retain exclusive world-wide rights.

The Company obtained UL certification for POWERHOUSE™ 3.0 during November 2018, immediately after which the Company commenced commercialization of POWERHOUSE™ 3.0 entailing the manufacturing, marketing and sale of POWERHOUSE™ 3.0 to roofing companies and homebuilders. The first purchase order for POWERHOUSE™ 3.0 was received from a customer on December 27, 2018 and shipped to the customer in January 2019.

Liquidity and Financial Resources Update

The Company’s historical operating results indicate substantial doubt exists related to its ability to continue as a going concern. Management’s plans and actions, which are intended to mitigate the substantial doubt raised by the Company’s historical operating results in order to satisfy its estimated liquidity needs for a period of 12 months from the issuance of the consolidated financial statements, are discussed below. As the Company cannot predict, with certainty, the outcome of its actions to generate liquidity, or whether such actions would generate the expected liquidity as currently planned, management’s plans to mitigate the risk and extend cash resources through the evaluation period, are not considered probable under current accounting standards for assessing an entity’s ability to continue as a going concern.

As of December 31, 2018, the Company has cash of $5.8 million, working capital of $6.9 million, debt of $0.5 million and shareholders’ equity of $10.8 million.

The Company has experienced recurring operating losses and negative cash flow from operations which have necessitated:

•	Exiting the mainland residential division and execution of a reduction in workforce, see Note 16. Subsequent Events;
•	Focusing on growing POWERHOUSE™ revenue through a re-allocation of personnel to POWERHOUSE™ sales and initiating sales to other solar installers and distribution companies; and
•	Raising additional capital. See Note 8. Shareholders Equity and Note 16. Subsequent Events for transactions to raise capital during the second quarter of 2019.

No assurances can be given that the Company will be successful with its plans to grow revenue for profitable operations.

The Company has historically incurred a cash outflow from its operations as its revenue has not been at a level for profitable operations. As discussed above, a key component of the Company’s revenue growth strategy is the sale of the POWERHOUSE™ 3.0 in-roof solar shingle. The Company obtained UL certification for POWERHOUSE™ at the close of 2018 and therefore only recently begun to market POWERHOUSE™ at the start of 2019. The Company believes that it will require several quarters to generate sales to meet its goals for profitable operations.

The first quarter of the year has always been one of the Company’s slowest sales periods and as such, this is a period of higher cash outflow. POWERHOUSE™ 3.0 sales during the first quarter of 2019 have been materially less than the Company’s expectations and, accordingly, the Company raised additional capital during the second quarter of 2019.

As discussed above, (i) the Company expects that future sales of POWERHOUSE™ 3.0 in-roof solar shingles will be its primary source of revenue and (ii) the Company only recently began marketing POWERHOUSE™ 3.0, and accordingly, expects to incur a quarterly cash outflow for a portion of 2019.

Errors Identified in Previously Issued Consolidated Financial Statements

During the preparation of the 2018 consolidated financial statements, the Company identified an error in the accounting for the 2018 Note Offering (Note 9. Convertible Debt). The Company incorrectly included debt issue costs of $0.6 million in the calculation of the debt discount and loss upon issuance, which resulted in amortization of debt discount being overstated and the loss on debt extinguishment to be understated. As a result, “change in fair value of derivative liabilities and loss on debt extinguishment” was understated by $0.5 million and $0.7 million and “amortization of debt discount and deferred loan costs” was overstated by $0.8 million and $0.7 million for the quarters ended June 30, 2018, and September 30, 2018, respectively. The Company evaluated the impact of the error on its previously issued financial statements and concluded that the impact was not material. The error was corrected in the fourth quarter of 2018 and resulted in a net impact of $0.09 million.